Share-Based Payments - Qualtrics Equity Awards (Details)	12 Months Ended
Dec. 31, 2022
Qualtrics RSU Awards | Tranche One
SHARE-BASED PAYMENTS
Vesting period	4 years
Qualtrics RSU Awards | Tranche Two | Waiting period of six or 12 months
SHARE-BASED PAYMENTS
Vesting period	4 years
Qualtrics PSU
SHARE-BASED PAYMENTS
Vesting period	4 years